NEW ACCOUNTING PRONOUNCEMENTS - Impact of ASUs on Statement of Cash Flows (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Operating activities:
Net income	$ 231	$ 60	[1]	$ 841	$ 342	[1],[2]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments				538	540	[2]
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments				478	430	[2]
Loss on disposal of assets				0	6	[2]
Loss on repurchase/early redemption of notes				0	56	[2]
Undistributed loss of unconsolidated subsidiaries				(4)	(22)	[2]
Other non-cash items				109	114	[2]
Changes in operating assets and liabilities:
Provisions				(85)	148	[2]
Deferred income taxes				7	(81)	[2]
Trade and financing receivables related to sales, net				448	28	[2]
Inventories, net				(848)	(596)	[2]
Trade payables				(35)	232	[2]
Other assets and liabilities				(253)	2	[2]
Net cash provided by operating activities				1,196	1,199	[2]
Investing activities:
Additions to retail receivables				(3,040)	(2,857)	[2]
Collections of retail receivables				3,029	3,104	[2]
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments				3	11	[2]
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments					0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments				(293)	(278)	[2]
Expenditures for assets under operating leases and assets sold under buy-back commitments				(959)	(1,196)	[2]
Other				265	(94)	[2]
Net cash used in investing activities				(995)	(1,310)	[2]
Financing activities:
Proceeds from long-term debt				11,298	11,096	[2]
Payments of long-term debt				(12,439)	(11,994)	[2]
Net increase (decrease) in other financial liabilities				219	(187)	[2]
Dividends paid				(240)	(166)	[2]
Other				(156)	(16)	[2]
Net cash used in financing activities				(1,318)	(1,267)	[2]
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash				(262)	305	[2]
Increase (decrease) in cash and cash equivalents and restricted cash				(1,379)	(1,073)	[2]
Cash and cash equivalents and restricted cash, beginning of year				6,200	5,854	[2]
Cash and cash equivalents and restricted cash, end of period	$ 4,821	4,781	[2]	$ 4,821	4,781	[2]
ASU 2014-09, Revenue from Contracts with Customers (ASC 606)
Operating activities:
Net income					(11)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments					0
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments					0
Loss on disposal of assets					(17)
Loss on repurchase/early redemption of notes					0
Undistributed loss of unconsolidated subsidiaries					0
Other non-cash items					(16)
Changes in operating assets and liabilities:
Provisions					(15)
Deferred income taxes					(1)
Trade and financing receivables related to sales, net					0
Inventories, net					626
Trade payables					0
Other assets and liabilities					28
Net cash provided by operating activities					594
Investing activities:
Additions to retail receivables					0
Collections of retail receivables					0
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments					0
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments					(594)
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments					0
Expenditures for assets under operating leases and assets sold under buy-back commitments					0
Other					0
Net cash used in investing activities					(594)
Financing activities:
Proceeds from long-term debt					0
Payments of long-term debt					0
Net increase (decrease) in other financial liabilities					0
Dividends paid					0
Other					0
Net cash used in financing activities					0
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash					0
Increase (decrease) in cash and cash equivalents and restricted cash					0
Cash and cash equivalents and restricted cash, beginning of year					0
Cash and cash equivalents and restricted cash, end of period		0			0
As Previously Reported
Operating activities:
Net income		57			353
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments					540
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments					430
Loss on disposal of assets					23
Loss on repurchase/early redemption of notes					56
Undistributed loss of unconsolidated subsidiaries					(22)
Other non-cash items					130
Changes in operating assets and liabilities:
Provisions					163
Deferred income taxes					(80)
Trade and financing receivables related to sales, net					28
Inventories, net					(1,222)
Trade payables					232
Other assets and liabilities					(26)
Net cash provided by operating activities					605
Investing activities:
Additions to retail receivables					(2,857)
Collections of retail receivables					3,104
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments					11
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments					594
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments					(278)
Expenditures for assets under operating leases and assets sold under buy-back commitments					(1,196)
Other					82
Net cash used in investing activities					(540)
Financing activities:
Proceeds from long-term debt					11,096
Payments of long-term debt					(11,994)
Net increase (decrease) in other financial liabilities					(187)
Dividends paid					(166)
Other					(16)
Net cash used in financing activities					(1,267)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash					285
Increase (decrease) in cash and cash equivalents and restricted cash					(917)
Cash and cash equivalents and restricted cash, beginning of year					5,017
Cash and cash equivalents and restricted cash, end of period		4,100			4,100
Adjustment Due to ASC | Adjustment Due to ASU 2016-18
Operating activities:
Net income		0			0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments					0
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments					0
Loss on disposal of assets					0
Loss on repurchase/early redemption of notes					0
Undistributed loss of unconsolidated subsidiaries					0
Other non-cash items					0
Changes in operating assets and liabilities:
Provisions					0
Deferred income taxes					0
Trade and financing receivables related to sales, net					0
Inventories, net					0
Trade payables					0
Other assets and liabilities					0
Net cash provided by operating activities					0
Investing activities:
Additions to retail receivables					0
Collections of retail receivables					0
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments					0
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments					0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments					0
Expenditures for assets under operating leases and assets sold under buy-back commitments					0
Other					(176)
Net cash used in investing activities					(176)
Financing activities:
Proceeds from long-term debt					0
Payments of long-term debt					0
Net increase (decrease) in other financial liabilities					0
Dividends paid					0
Other					0
Net cash used in financing activities					0
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash					20
Increase (decrease) in cash and cash equivalents and restricted cash					(156)
Cash and cash equivalents and restricted cash, beginning of year					837
Cash and cash equivalents and restricted cash, end of period		$ 681			$ 681

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).